ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 92.2%
Aerospace & Defense 2.0%
Aviall, 7.625%, 7/1/11	750	774
BE Aerospace, 8.50%, 10/1/10	525	562
BE Aerospace, Series B, 8.875%, 5/1/11	825	862
Gencorp, 9.50%, 8/15/13	1,550	1,682
L-3 Communications, 6.375%, 10/15/15	650	650
Moog, 6.25%, 1/15/15	825	817
Sequa, 9.00%, 8/1/09	600	645
TD Funding, 8.375%, 7/15/11	625	655
Vought Aircraft, 8.00%, 7/15/11	775	728
		7,375
Automotive 4.1%
Accuride, 8.50%, 2/1/15	975	965
Adesa, 7.625%, 6/15/12	800	806
Autocam, 10.875%, 6/15/14	1,000	677
Commercial Vehicle Group, 8.00%, 7/1/13	250	249
Ford Motor Credit, 7.375%, 10/28/09	6,775	6,250
General Motors Acceptance Corp., 5.625%, 5/15/09	450	409
General Motors Acceptance Corp., 6.75%, 12/1/14	1,875	1,664
General Motors Acceptance Corp., 6.875%, 8/28/12	1,000	892
General Motors Acceptance Corp., 7.75%, 1/19/10	1,925	1,819
Insurance Auto Auctions, 11.00%, 4/1/13	825	860
Visteon, 7.00%, 3/10/14	500	371
		14,962
Beverages 0.3%
Cott Beverages, 8.00%, 12/15/11	375	388
Le*Nature's, 10.00%, 6/15/13 (1)(2)	725	760
		1,148
Broadcasting 1.7%
Allbritton Communications, 7.75%, 12/15/12	1,150	1,156
Fisher Communications, 8.625%, 9/15/14	475	499
Gray Communications, 9.25%, 12/15/11	850	903
Sinclair Broadcast Group, 8.00%, 3/15/12	705	721
Sinclair Broadcast Group, 8.75%, 12/15/11	500	525
Sirius Satellite Radio, 9.625%, 8/1/13	875	853
XM Satellite Radio, 12.00%, 6/15/10	1,249	1,393
		6,050
Building & Real Estate 0.4%
Mobile Mini, 9.50%, 7/1/13	925	1,015
WCI Communities, 9.125%, 5/1/12	400	405
		1,420
Building Products 2.0%
Building Materials, 7.75%, 8/1/14	950	941
Collins & Aikman Floorcoverings, 9.75%, 2/15/10	1,300	1,229
Gibraltar Industries, 8.00%, 12/1/15 (1)	1,250	1,259
Interface, 9.50%, 2/1/14	125	127
Interface, 10.375%, 2/1/10	975	1,065
Norcraft, 9.00%, 11/1/11	875	899
Norcraft Holdings Capital, 0%, 9/1/12 (2)	875	628
Texas Industries, 7.25%, 7/15/13	925	957
		7,105
Cable Operators 2.5%
Charter Communications, 7.87%, 4/27/11 (3)(4)	2,250	2,275
Charter Communications, 8.00%, 4/30/12 (1)	800	804
CSC Holdings, 7.25%, 7/15/08	1,510	1,529
CSC Holdings, 7.875%, 12/15/07	750	771
Mediacom Broadband, 8.50%, 10/15/15	500	483
Mediacom Broadband, 11.00%, 7/15/13	500	536
Olympus Communications, 8.75%, 6/30/10 (3)(4)	1,500	1,466
Rainbow National Services, 8.75%, 9/1/12 (1)	275	296
Rogers Cable, 6.75%, 3/15/15	25	26
Videotron, 6.875%, 1/15/14	925	946
		9,132
Chemicals 5.0%
Arco Chemical, 10.25%, 11/1/10	1,025	1,117
Compass Minerals, 0%, 6/1/13 (2)	1,850	1,647
Crystal U.S. Holdings, 0%, 10/1/14 (2)	750	585
Crystal U.S. Holdings, 0%, 10/1/14 (2)	806	631
Crystal U.S. Holdings, 9.625%, 6/15/14	975	1,095
Equistar Chemicals, 8.75%, 2/15/09	175	182
Freeport-McMoRan, 7.00%, 2/15/08	450	459
Hercules, 6.75%, 10/15/29 (Tender 4/15/14)	200	197
Huntsman, 11.625%, 10/15/10	555	633
IMC Global, 10.875%, 6/1/08	300	332
IMC Global, 10.875%, 8/1/13	250	288
IMC Global, 11.25%, 6/1/11	225	241
Invista, 9.25%, 5/1/12 (1)	2,125	2,263
Koppers Industry, 9.875%, 10/15/13	1,225	1,341
Lyondell Chemical, 9.50%, 12/15/08	88	92
Lyondell Chemical, 9.625%, 5/1/07	175	181
Lyondell Chemical, 10.50%, 6/1/13	925	1,031
Nell AF S.a.r.l., 8.375%, 8/15/15 (1)	1,375	1,385
Resolution Performance, 9.50%, 4/15/10	1,100	1,133
Rhodia, 10.25%, 6/1/10	926	1,051
Rockwood Specialties, 10.625%, 5/15/11	693	762
Terra Capital, 11.50%, 6/1/10	475	532
United Agri Products, 8.25%, 12/15/11 (2)	750	789
		17,967
Consumer Products 4.3%
AAC Group, 0%, 10/1/12 (2)	650	497
Acco Brands, 7.625%, 8/15/15	775	723
American Achievement, 8.25%, 4/1/12	875	895
Chattem, 7.00%, 3/1/14	525	532
Church & Dwight, 6.00%, 12/15/12	500	495
Couche-Tard, 7.50%, 12/15/13	900	938
Eastman Kodak, 6.721%, 10/18/12 (3)(4)	998	1,009
Eastman Kodak, 7.25%, 11/15/13	1,600	1,572
FTD, 7.75%, 2/15/14	1,126	1,109
Jostens, 10.25%, 12/1/13 (2)	1,650	1,270
Jostens IH, 7.625%, 10/1/12	975	992
K2, 7.375%, 7/1/14	750	756
Pantry, 7.75%, 2/15/14	850	881
Rayovac, 8.50%, 10/1/13	100	92
Sealy Mattress, 8.25%, 6/15/14	750	784
Simmons, , 12/15/14 (2)	1,050	627
Simmons, 7.875%, 1/15/14	300	287
Spectrum Brands, 7.375%, 2/1/15	925	798
Stripes Acquisition, 10.625%, 12/15/13 (1)	600	625
Town Sports International, 9.625%, 4/15/11	550	575
		15,457
Container 2.1%
AEP Industries, 7.875%, 3/15/13	650	647
Ball, 6.875%, 12/15/12	75	76
BWAY, 10.00%, 10/15/10 (2)	700	738
Covalence Specialty Materials, 7.875%, 8/16/13 (3)(4)	500	513
Covalence Specialty Materials, 10.25%, 3/1/16 (1)	1,575	1,638
Greif Brothers, 8.875%, 8/1/12	500	532
Owens Brockway Glass Container, 7.75%, 5/15/11	550	577
Owens Brockway Glass Container, 8.25%, 5/15/13	1,150	1,202
Owens Brockway Glass Container, 8.75%, 11/15/12	850	914
Owens Brockway Glass Container, 8.875%, 2/15/09	25	26
Plastipak Holdings, 8.50%, 12/15/15 (1)	475	490
Silgan, 6.75%, 11/15/13	400	398
		7,751
Energy 7.8%
Allis Chalmers Energy, 9.00%, 1/15/14 (1)	475	475
Amerigas Partners, 7.125%, 5/20/16	1,950	1,969
Amerigas Partners LP, 7.25%, 5/20/15	700	712
Atlas Pipeline Partners, 8.125%, 12/15/15 (1)	475	490
Chaparral Energy, 8.50%, 12/1/15 (1)	1,125	1,190
CHC Helicopter, 7.375%, 5/1/14	1,175	1,204
Chesapeake Energy, 6.375%, 6/15/15	1,175	1,175
Chesapeake Energy, 6.50%, 8/15/17	75	75
Chesapeake Energy, 6.50%, 8/15/17 (1)	700	703
Chesapeake Energy, 6.625%, 1/15/16	975	992
Chesapeake Energy, 7.00%, 8/15/14	450	468
Chesapeake Energy, 7.50%, 9/15/13	25	27
Compton Petroleum, 7.625%, 12/1/13	1,175	1,198
Copano Energy, 8.125%, 3/1/16 (1)	800	830
Denbury Resources, 7.50%, 4/1/13	650	682
Denbury Resources, 7.50%, 12/15/15	525	551
Dresser-Rand Group, 7.625%, 11/1/14 (1)(2)	551	570
El Paso Production, 7.75%, 6/1/13	625	663
Encore Acquisition, 7.25%, 12/1/17	700	712
Ferrellgas Partners, 8.75%, 6/15/12	861	872
Forest Oil, 8.00%, 12/15/11	725	792
Grant Prideco, 6.125%, 8/15/15 (1)	450	456
Hanover Compressor, 9.00%, 6/1/14	625	680
Hanover Equipment Trust, 8.75%, 9/1/11	375	396
Hilcorp Energy, 7.75%, 11/1/15 (1)	550	556
Hilcorp Energy, 10.50%, 9/1/10 (1)	975	1,082
Magnum Hunter Resources, 9.60%, 3/15/12	401	434
Ocean Rig Norway, 8.375%, 7/1/13 (1)	750	802
Petroleum Helicopters, 9.375%, 5/1/09	825	867
Plains All American Pipeline, 7.75%, 10/15/12	325	363
Plains Exploration & Production, 8.75%, 7/1/12	450	484
Pride International, 7.375%, 7/15/14	675	722
Range Resources, 6.375%, 3/15/15	450	455
Range Resources, 7.375%, 7/15/13	675	707
Stone Energy, 8.25%, 12/15/11	850	863
Swift Energy, 7.625%, 7/15/11	675	699
Swift Energy, 9.375%, 5/1/12	50	54
Universal Compression, 7.25%, 5/15/10	425	442
Whiting Petroleum, 7.00%, 2/1/14 (1)	800	795
Whiting Petroleum, 7.25%, 5/1/13	950	955
		28,162
Entertainment & Leisure 2.0%
AMC Entertainment, 8.00%, 3/1/14	975	848
AMC Entertainment, 11.00%, 2/1/16 (1)	550	553
AMF Bowling Worldwide, 10.00%, 3/1/10	725	741
Cinemark, 0%, 3/15/14 (2)	2,050	1,527
Cinemark USA, 9.00%, 2/1/13	800	844
Marquee Holdings, 0%, 8/15/14 (2)	375	231
Speedway Motorsports, 6.75%, 6/1/13	675	687
Universal City Development Partners, 11.75%, 4/1/10	1,000	1,118
Warner Music, 7.375%, 4/15/14	850	854
		7,403
Financial 1.2%
B.F. Saul Real Estate, 7.50%, 3/1/14	600	613
Colonial Bank, 9.375%, 6/1/11	275	319
Dollar Financial Group, 9.75%, 11/15/11	450	474
E*Trade Financial, 8.00%, 6/15/11	1,950	2,052
Leucadia National, 7.00%, 8/15/13	950	955
		4,413
Food/Tobacco 1.5%
Agrilink Foods, 11.875%, 11/1/08	556	567
B & G Foods, 8.00%, 10/1/11	1,175	1,205
Del Monte, 8.625%, 12/15/12	1,075	1,150
Dole Foods, 8.875%, 3/15/11	825	835
Pierre Foods, 9.875%, 7/15/12	475	492
R.J. Reynolds Tobacco Holdings, 6.50%, 7/15/10	650	655
Wornick, 10.875%, 7/15/11	450	469
		5,373
Forest Products 2.9%
Abitibi Consolidated, 5.25%, 6/20/08	200	191
Abitibi Consolidated, 8.55%, 8/1/10	200	197
Ainsworth Lumber, 7.25%, 10/1/12	275	256
Boise Cascade, 7.125%, 10/15/14	775	742
Graphic Packaging International, 8.50%, 8/15/11	700	705
Graphic Packaging International, 9.50%, 8/15/13	175	166
Koch Forest, 6.749%, 2/17/13 (3)(4)	1,000	1,009
Koch Forest, 7.749%, 2/17/14 (3)(4)	1,000	1,021
Longview Fibre, 10.00%, 1/15/09	1,350	1,421
MDP Acquisitions, 9.625%, 10/1/12	1,300	1,371
NewPage, 10.00%, 5/1/12	100	105
NewPage, 10.93%, 5/1/12 (3)	675	712
NewPage, 12.00%, 5/1/13	475	486
Norske Skog, 7.375%, 3/1/14	725	667
Stone Container, 9.75%, 2/1/11	1,045	1,075
Stone Container Finance of Canada, 7.375%, 7/15/14	400	372
		10,496
Gaming 4.9%
American Casino & Entertainment, 7.85%, 2/1/12	950	973
Boyd Gaming, 7.125%, 2/1/16	75	76
Boyd Gaming, 7.75%, 12/15/12	1,275	1,334
CCM Merger, 8.00%, 8/1/13 (1)	675	677
Chukchansi Economic Development Authority
8.06%, 11/15/12 (1)(3)	500	514
Global Cash Access, 8.75%, 3/15/12	658	707
Herbst Gaming, 7.00%, 11/15/14	900	900
Herbst Gaming, 8.125%, 6/1/12	175	182
Majestic Star, 9.75%, 1/15/11 (1)	725	747
Mandalay Resort Group, 10.25%, 8/1/07	825	874
MGM Mirage, 6.00%, 10/1/09	475	471
MGM Mirage, 8.50%, 9/15/10	1,525	1,647
MGM Mirage, 9.75%, 6/1/07	1,250	1,306
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	525	530
Penn National Gaming, 6.75%, 3/1/15	1,050	1,053
Pinnacle Entertainment, 8.25%, 3/15/12	550	572
Poster Financial Group, 8.75%, 12/1/11	1,050	1,102
Resorts International Hotel, 11.50%, 3/15/09	150	166
Station Casinos, 6.875%, 3/1/16	2,500	2,537
Trump Entertainment Resorts, 8.50%, 6/1/15	1,050	1,050
Wynn Las Vegas, 6.625%, 12/1/14	425	420
		17,838
Health Care 5.5%
Amerisourcebergen, 5.625%, 9/15/12 (1)	625	622
CDRV Investors, 0%, 1/1/15 (2)	650	450
Community Health Systems, 6.50%, 12/15/12	650	640
Concentra Operating, 9.125%, 6/1/12	550	576
Concentra Operating, 9.50%, 8/15/10	450	469
CRC Health, 10.75%, 2/1/16 (1)	675	695
Davita, 6.625%, 3/15/13	325	331
Davita, 7.25%, 3/15/15	800	816
Fisher Scientific, 6.125%, 7/1/15	1,350	1,352
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	400	414
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	225	239
Genesis Healthcare, 8.00%, 10/15/13	800	842
HCA, 6.375%, 1/15/15	925	923
HCA, 6.50%, 2/15/16	525	523
HCA, 8.75%, 9/1/10	2,150	2,368
Mylan Labs, 5.75%, 8/15/10	500	498
Omnicare, 6.75%, 12/15/13	400	406
Omnicare, 6.875%, 12/15/15	425	435
Quintiles Transnational, 10.00%, 10/1/13	575	641
Team Health, 11.25%, 12/1/13 (1)	775	804
Tenet Healthcare, 6.375%, 12/1/11	1,150	1,044
Tenet Healthcare, 6.50%, 6/1/12	575	522
Triad Hospitals, 7.00%, 5/15/12	500	513
Triad Hospitals, 7.00%, 11/15/13	1,025	1,035
US Oncology, 9.00%, 8/15/12	775	829
Vanguard Health, 9.00%, 10/1/14	450	470
Ventas Realty, 6.50%, 6/1/16 (1)	550	550
Ventas Realty, 6.75%, 6/1/10	375	383
VWR International, 8.00%, 4/15/14	250	251
Warner Chilcott, 9.00%, 2/1/15 (1)(2)	475	470
		20,111
Information Technology 3.4%
Activant Solutions, 10.53%, 4/1/10 (1)(3)	225	229
Activant Solutions, 10.53%, 4/1/10 (1)(3)	350	356
Celestica, 7.875%, 7/1/11	875	898
Flextronics, 6.25%, 11/15/14	500	498
Freescale Semiconductor, 6.875%, 7/15/11	425	438
Freescale Semiconductor, 7.125%, 7/15/14	850	905
Spansion, 11.25%, 1/15/16 (1)	600	576
SS&C Technologies, 11.75%, 12/1/13 (1)	300	315
STATS ChipPAC, 6.75%, 11/15/11	550	540
STATS ChipPAC, 7.50%, 7/19/10	425	432
Sungard Data, 9.125%, 8/15/13 (1)	1,825	1,934
Sungard Data, 10.25%, 8/15/15 (1)	1,050	1,100
Telex Communications, 11.50%, 10/15/08	775	829
UGS, 10.00%, 6/1/12	850	935
Unisys, 7.875%, 4/1/08	500	498
Unisys, 8.00%, 10/15/12	250	243
Xerox, 6.875%, 8/15/11	675	698
Xerox, 7.20%, 4/1/16	350	369
Xerox, 7.625%, 6/15/13	550	580
		12,373
Lodging 1.4%
Felcor Lodging, 8.83%, 6/1/11 (3)	325	339
Felcor Lodging, 9.00%, 6/1/11 (2)	75	83
HMH Properties, 7.875%, 8/1/08	51	51
Host Marriott, 7.00%, 8/15/12	150	154
Host Marriott, 7.125%, 11/1/13	225	234
Host Marriott, 9.25%, 10/1/07	430	451
Host Marriott, 9.50%, 1/15/07	2,110	2,179
Meristar Hospitality, 9.00%, 1/15/08	450	475
Meristar Hospitality, 9.125%, 1/15/11	325	375
Starwood Hotels & Resorts Worldwide, 7.875%, 5/1/12 (2)	600	661
		5,002
Manufacturing 3.2%
Aearo, 8.25%, 4/15/12	750	823
Bombardier, 6.30%, 5/1/14 (1)	775	701
Bombardier, 6.75%, 5/1/12 (1)	2,425	2,298
Case New Holland, 9.25%, 8/1/11	825	886
Columbus Mckinnon, 8.875%, 11/1/13 (1)	1,150	1,210
General Cable, 9.50%, 11/15/10	825	883
Hawk, 8.75%, 11/1/14	750	757
Invensys, 9.875%, 3/15/11 (1)	775	802
JLG Industries, 8.375%, 6/15/12	875	934
Rexnord, 10.125%, 12/15/12	1,575	1,729
Terex, 7.375%, 1/15/14	300	307
The Manitowoc Company, 7.125%, 11/1/13	175	180
		11,510
Metals & Mining 3.2%
Aleris International, 9.00%, 11/15/14	550	579
Alpha Natural Resources, 10.00%, 6/1/12 (2)	800	880
Arch Western Finance, 6.75%, 7/1/13 (2)	725	729
Century Alumunium, 7.50%, 8/15/14	575	595
Earle M. Jorgensen, 9.75%, 6/1/12	1,225	1,329
Euramax, 11.544%, 6/7/13 (3)(4)	2,500	2,412
Foundation Coal Holdings, 7.25%, 8/1/14	950	981
Gerdau Ameristeel, 10.375%, 7/15/11	650	717
James River Coal Company, 9.375%, 6/1/12	800	836
Massey Energy, 6.625%, 11/15/10	600	615
Massey Energy, 6.875%, 12/15/13 (1)	300	302
Metals USA, 11.125%, 12/1/15 (1)	375	403
Neenah Foundry, 11.00%, 9/30/10 (1)	500	550
Novelis, 7.75%, 2/15/15 (1)(2)	650	629
Russel Metals, 6.375%, 3/1/14	100	98
		11,655
Other Telecommunications 2.1%
Eircom Funding, 8.25%, 8/15/13	650	695
MCI, 7.688%, 5/1/09 (3)	100	103
Qwest, 6.95%, 6/30/10 (3)(4)	750	754
Qwest, 7.741%, 6/15/13 (3)	350	383
Qwest, 7.875%, 9/1/11	1,575	1,689
Qwest, 8.875%, 3/15/12 (2)	250	281
Qwest, 9.32%, 6/5/07 (3)(4)	900	918
Time Warner Telecom, 10.125%, 2/1/11	1,450	1,526
US LEC, 12.716%, 10/1/09 (3)	1,150	1,248
		7,597
Publishing 4.8%
Advanstar, 15.00%, 10/15/11 (2)	500	524
Advanstar Communications, 10.75%, 8/15/10	550	602
Advanstar Communications, 10.75%, 8/15/10 (1)	325	356
Advanstar Communications, 12.00%, 2/15/11	825	868
Affinity Group, 9.00%, 2/15/12	625	625
Affinity Group, PIK, 10.875%, 2/15/12	522	489
CanWest Media, 8.00%, 9/15/12	1,800	1,850
Dex Media East, 9.875%, 11/15/09	650	697
Dex Media East, 12.125%, 11/15/12	623	720
Dex Media West, 9.875%, 8/15/13	850	942
Haights Cross Operating, 11.75%, 8/15/11	750	795
Houghton Mifflin, 8.25%, 2/1/11	775	810
Lighthouse International, 8.00%, 4/30/14 (EUR)(1)	925	1,188
Mail-Well I, 9.625%, 3/15/12	775	836
MediaNews Group, 6.375%, 4/1/14	50	45
MediaNews Group, 6.875%, 10/1/13	925	860
Morris Publishing, 7.00%, 8/1/13	1,125	1,060
R.H. Donnelley, 8.875%, 1/15/16 (1)	3,400	3,545
R.H. Donnelley Finance, 10.875%, 12/15/12	500	563
		17,375
Restaurants 0.8%
Landry's Restaurants, 7.50%, 12/15/14	650	630
O'Charleys, 9.00%, 11/1/13	750	774
Real Mex Restaurants, 10.00%, 4/1/10 (2)	500	541
The Restaurant Company, 10.00%, 10/1/13 (1)	925	884
		2,829
Retail 1.9%
Gregg Appliances, 9.00%, 2/1/13	525	495
GSC Holdings, 8.00%, 10/1/12 (1)	2,425	2,404
Leslies Poolmart, 7.75%, 2/1/13	950	960
Movie Gallery, 11.00%, 5/1/12	625	409
Nebraska Book, 8.625%, 3/15/12	1,250	1,181
Quiksilver, 6.875%, 4/15/15	325	314
Rafaella Apparel Group, 11.25%, 6/15/11 (1)	950	945
		6,708
Satellites 1.4%
DIRECTV Holdings, 6.375%, 6/15/15	1,375	1,368
DIRECTV Holdings, 8.375%, 3/15/13	200	215
Echostar DBS, 6.625%, 10/1/14	950	924
Intelsat, 0%, 2/1/15 (1)(2)	350	242
Intelsat Telecom Satellite, 9.614%, 1/15/12 (1)(3)	1,100	1,121
Panamsat, 0%, 11/1/14 (2)	75	53
Panamsat, 9.00%, 8/15/14	1,025	1,084
		5,007
Services 4.9%
Allied Waste, 8.50%, 12/1/08	175	185
Allied Waste, 8.875%, 4/1/08	1,200	1,261
Allied Waste, 9.25%, 9/1/12	1,567	1,700
Brand Intermediate, PIK, 13.00%, 10/15/13 (1)	1,510	1,548
Brand Services, 12.00%, 10/15/12	700	742
Brickman Group, 11.75%, 12/15/09	1,075	1,180
Casella Waste, 9.75%, 2/1/13	1,550	1,653
Dycom Industries, 8.125%, 10/15/15 (1)	700	726
FTI Consulting, 7.625%, 6/15/13	825	866
Hertz, 8.875%, 1/1/14 (1)	1,325	1,385
Hertz, 10.50%, 1/1/16 (1)	1,625	1,747
IKON Office Solutions, 7.75%, 9/15/15 (1)	675	697
IPC Acquisition, 11.70%, 8/15/12 (3)(4)	1,000	1,000
Mac-Gray, 7.625%, 8/15/15	750	765
NationsRent, 9.50%, 10/15/10	675	739
Sunstate Equipment, 10.50%, 4/1/13 (1)	600	625
Worldspan, 10.999%, 2/15/11 (3)	850	744
		17,563
Supermarkets 0.2%
Jean Coutu Group, 7.625%, 8/1/12	850	852
		852
Transportation 0.2%
TFM, 9.375%, 5/1/12	550	608
		608
Utilities 7.9%
AES, 7.75%, 3/1/14	350	370
AES, 9.00%, 5/15/15 (1)	2,250	2,464
AES, 9.375%, 9/15/10	1,725	1,889
Allegheny Energy Supply, 7.80%, 3/15/11	275	294
Allegheny Energy Supply, 8.25%, 4/15/12 (1)(2)	335	369
ANR Pipeline, 8.875%, 3/15/10	525	562
CMS Energy, 9.875%, 10/15/07	150	161
Colorado Interstate Gas, 5.95%, 3/15/15	300	294
Colorado Interstate Gas, 6.80%, 11/15/15 (1)	1,525	1,586
Dynegy, 9.875%, 7/15/10 (1)	200	219
Dynegy, 10.125%, 7/15/13 (1)	1,375	1,550
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	700	712
Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)	1,750	1,921
Mirant Americas Generation, 8.30%, 5/1/11	1,625	1,706
Mirant North America, 7.375%, 12/31/13 (1)	3,125	3,211
Mission Energy, 13.50%, 7/15/08	350	404
Northwest Pipeline, 8.125%, 3/1/10	900	955
NRG Energy, 7.25%, 2/1/14	1,325	1,351
NRG Energy, 7.375%, 2/1/16	3,450	3,545
Orion Power, 12.00%, 5/1/10	1,175	1,345
Sierra Pacific Resources, 8.625%, 3/15/14	1,875	2,046
Southern Natural Gas, 8.875%, 3/15/10	1,025	1,095
UtiliCorp Canada Finance, 7.75%, 6/15/11	650	671
		28,720
Wireless Communications 6.6%
Alamosa Holdings, 11.00%, 7/31/10	1,225	1,369
American Cellular, 10.00%, 8/1/11	150	163
American Tower, 7.125%, 10/15/12	475	498
American Tower, 7.25%, 12/1/11	200	210
American Tower, 7.50%, 5/1/12	175	184
Centennial Communications, 8.125%, 2/1/14	475	487
Centennial Communications, 10.00%, 1/1/13 (1)	275	285
Digicel, 9.25%, 9/1/12 (1)	800	845
Dobson Cellular Systems, 9.875%, 11/1/12	825	901
Dobson Communications, 8.875%, 10/1/13	625	627
Horizon PCS, 11.375%, 7/15/12	425	488
IPCS, 11.50%, 5/1/12	450	514
IWO Holdings, 0%, 1/15/15 (2)	600	450
Nextel Communications, 6.875%, 10/31/13	5,775	6,045
Nextel Communications, 7.375%, 8/1/15	500	529
Nextel Partners, 8.125%, 7/1/11	800	848
Rogers Wireless, 7.50%, 3/15/15	325	354
Rogers Wireless, 8.00%, 12/15/12	3,150	3,378
Rogers Wireless, 9.625%, 5/1/11	775	899
Rural Cellular, 9.875%, 2/1/10	650	697
Rural Cellular, 10.43%, 11/1/12 (1)(3)	300	313
Syniverse Technologies, 7.75%, 8/15/13	875	884
U.S. Unwired, 10.00%, 6/15/12	500	566
Ubiquitel Operating, 9.875%, 3/1/11	1,050	1,160
Wind Acquisition, 10.75%, 12/1/15 (1)	1,300	1,391
		24,085

Total Corporate Bonds (Cost $327,412)		334,047
CONVERTIBLE BONDS 0.2%
Wireless Communications 0.2%
American Tower, 3.00%, 8/15/12	375	615
Total Convertible Bonds (Cost $409)		615
COMMON STOCKS 1.1%
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (1)(5)	0	4
		4
Gaming 0.0%
Mikohn Gaming, Warrants, 8/15/08 (1)(5)	2	2
		2
Satellites 0.2%
Loral Space & Communications (5)	32	870
		870
Services 0.2%
Synagro Technologies	114	546
		546
Transportation 0.0%
TravelCenters of America, Warrants, 5/1/09 (5)	6	7
TravelCenters of America, Warrants, 5/1/09 (5)	2	2
		9
Utilities 0.1%
Williams Companies	22	470
		470
Wireless Communications 0.6%
Nextel Partners, Class A (5)	27	760
Rogers Communications, Class B	18	712
Telus (Non-voting shares)	15	592
		2,064
Total Common Stocks (Cost $3,212)		3,965
PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting	1	713
		713
Satellites 0.1%

Loral Skynet (1)(5)		2	405

			405

Textiles & Apparel 0.0%

Anvil Holdings (4)(5)		21	43

			43

Total Preferred Stocks (Cost $1,599)			1,161

SHORT-TERM INVESTMENTS 5.8%

Money Market Funds 5.8%

T. Rowe Price Reserve Investment Fund, 4.58% (6)(7)		21,259	21,259

Total Short-Term Investments (Cost $21,259)			21,259

Total Investments in Securities
99.6% of Net Assets (Cost $353,891)			$361,047

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers -- total value of such securities at period end
	amounts to $64,563 and represents 17.8% of net assets.
(2)	Stepped coupon bond for which the coupon rate of interest will adjust on
	specified future date(s)
(3)	Variable Rate; rate shown is effective rate at period-end
(4)	Restricted Securities
(5)	Non-income producing
(6)	Seven-day yield
(7)	Affiliated company - see Note 4
EUR	Euro
PIK	Payment-in-kind

(4) Restricted Securities
(Amounts in $000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $12,420 and represents 3.4% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Anvil Holdings (5)	9/23/02-5/20/03	$ 489
Charter Communications, 7.87%, 4/27/11 (3)	1/20/06-1/31/06	2,270
Covalence Specialty Materials, 7.875%, 8/16/13 (3	2/8/06	500
Eastman Kodak, 6.721%, 10/18/12 (3)	10/14/05	998
Euramax, 11.544%, 6/7/13 (3)	6/28/05-1/27/06	2,464
IPC Acquisition, 11.70%, 8/15/12 (3)	7/28/05	1,000
Koch Forest, 6.749%, 2/17/13 (3)	2/13/06	1,000
Koch Forest, 7.749%, 2/17/14 (3)	2/13/06	1,000
Olympus Communications, 8.75%, 6/30/10 (3)	5/21/03	1,500
Qwest, 6.95%, 6/30/10 (3)	6/5/03	738
Qwest, 9.32%, 6/5/07 (3)	6/5/03	891
Totals		$ 12,850

The fund has registration rights for certain restricted securities held as of February 28,
2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited	February 28, 2006
Notes Portfolio of Investments †

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $354,287,000. Net unrealized gain aggregated $6,760,000 at period-end, of which $10,233,000 related to appreciated investments and $3,473,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $396,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $21,259,000 and $11,676,000, respectively.

T. ROWE PRICE INSTITUTIONALCORE PLUSFUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 21.0%
Automotive 0.9%
DaimlerChrysler, 6.50%, 11/15/13	140	145
Ford Motor Credit, 7.375%, 10/28/09	95	88
General Motors Acceptance Corp., 5.625%, 5/15/09	50	45
		278
Banking 2.5%
Bank of America Capital Trust, 5.625%, 3/8/35	30	29
Bank One, 5.25%, 1/30/13	120	120
BB&T, 6.50%, 8/1/11	65	69
Capital One Bank, 6.50%, 6/13/13	130	137
Citigroup, 5.00%, 9/15/14	70	69
Citigroup, 5.30%, 1/7/16	50	50
First Union, 6.40%, 4/1/08	70	72
HBOS, 6.00%, 11/1/33 (1)	50	52
Huntington National Bank, 4.375%, 1/15/10	30	29
MBNA America Bank, 4.625%, 8/3/09	100	99
U.S. Bancorp, 4.50%, 7/29/10	65	64
Wachovia, 5.50%, 8/1/35	30	29
		819
Beverages 0.2%
Anheuser-Busch, 4.375%, 1/15/13	75	72
		72
Building & Real Estate 0.8%
Centex, 5.45%, 8/15/12	50	49
D.R. Horton, 4.875%, 1/15/10	45	44
Lennar, 5.60%, 5/31/15	70	67
Pulte Homes, 7.875%, 8/1/11	80	87
		247
Cable Operators 0.6%
AT&T Broadband, 8.375%, 3/15/13	80	92
Comcast, 4.95%, 6/15/16	40	38
Comcast, 6.50%, 11/15/35	15	15
Cox Communications, 7.75%, 11/1/10	55	59
		204
Computer Service & Software 0.3%
Cisco Systems, 5.25%, 2/22/11	50	50
Oracle, 5.00%, 1/15/11 (1)	60	59
		109
Conglomerates 0.7%
General Electric Capital, 6.00%, 6/15/12	140	146
Tyco International, 6.375%, 10/15/11	40	41
United Technologies, 5.40%, 5/1/35	25	25
		212
Container 0.1%
Sealed Air, 5.375%, 4/15/08 (1)	35	35
		35
Diversified Chemicals 0.1%
Dow Chemical, 6.125%, 2/1/11	40	41
		41
Drugs 0.5%
Abbott Laboratories, 5.625%, 7/1/06	60	60
Amgen, 4.00%, 11/18/09	45	43
Genentech, 4.75%, 7/15/15	40	39
Teva Pharmaceutical ADR, 5.55%, 2/1/16	25	25
		167
Electric Utilities 1.2%
Alabama Power, 4.58%, 8/25/09 (2)	55	55
Centerpoint Energy, 7.25%, 9/1/10	30	32
El Paso Electric, 6.00%, 5/15/35	50	50
Exelon Generation, 5.35%, 1/15/14	50	50
FirstEnergy, 6.45%, 11/15/11	45	47
Pacific Gas & Electric, 6.05%, 3/1/34	35	36
Pinnacle West Capital, 6.40%, 4/1/06	45	45
Progress Energy, 6.75%, 3/1/06	35	35
Virginia Electric & Power, 6.00%, 1/15/36	45	45
Westar Energy, 5.10%, 7/15/20	15	14
		409
Energy 0.3%
Transocean, 7.50%, 4/15/31	70	87
		87
Exploration & Production 0.1%
Diamond Offshore Drilling, 4.875%, 7/1/15	20	19
Diamond Offshore Drilling, 5.15%, 9/1/14	20	20
		39
Financial 0.8%
American General Finance, 5.40%, 12/1/15	55	55
CIT Group, 5.00%, 2/1/15	100	96
Countrywide Home Loans, 4.125%, 9/15/09	65	62
HSBC Finance, 5.00%, 6/30/15	30	29
Residential Capital, 6.125%, 11/21/08	30	30
		272
Food Processing 0.4%
Kraft Foods, 5.625%, 11/1/11	75	76
McCormick & Co., 5.20%, 12/15/15	45	45
WM Wrigley, 4.65%, 7/15/15	15	14
		135
Foreign Government & Municipalities 2.3%
European Investment Bank, 6.50%, 9/10/14 (NZD)	570	377
KFW, 6.375%, 2/17/15 (NZD)	570	377
		754
Forest Products 0.2%
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	80	77
		77
Gaming 0.4%
GTECH Holdings, 4.50%, 12/1/09	50	49
Harrah's Operating, 5.50%, 7/1/10	65	65
		114
Gas & Gas Transmission 0.6%
Atmos Energy, 4.00%, 10/15/09	40	38
Boardwalk Pipelines, 5.50%, 2/1/17	10	10
Duke Capital, 6.25%, 2/15/13	30	31
Enterprise Products Operations, 4.95%, 6/1/10	20	20
Kinder Morgan Finance, 5.70%, 1/5/16 (1)	50	50
Valero Energy, 3.50%, 4/1/09	40	38
		187
Health Care 0.4%
Medtronic, 4.75%, 9/15/15	60	58
United Health Group, 5.25%, 3/15/11	40	40
Wellpoint, 5.00%, 1/15/11	30	29
		127
Insurance 0.9%
ACE INA Holdings, 5.875%, 6/15/14	40	41
Allstate Financial Global Funding, 5.25%, 2/1/07 (1)	60	60
Cincinnati Financial, 6.92%, 5/15/28	40	45
Genworth Financial, 5.75%, 6/15/14	50	51
Nationwide Financial Services, 5.90%, 7/1/12	90	93
Transamerica Capital, 7.65%, 12/1/26 (1)	15	17
		307
Investment Dealers 0.8%
Goldman Sachs Capital I, 6.345%, 2/15/34	90	94
Jefferies Group, 6.25%, 1/15/36	40	40
Legg Mason, 6.75%, 7/2/08	15	16
Lehman Brothers Holdings, 3.50%, 8/7/08	80	77
Merrill Lynch, 4.25%, 2/8/10	50	48
		275
Media & Communications 0.4%
News America, 6.20%, 12/15/34	65	64
Time Warner Entertainment, 7.25%, 9/1/08	50	52
Time Warner Entertainment, 8.375%, 3/15/23	20	24
		140
Metals & Mining 0.4%
BHP Finance, 4.80%, 4/15/13	90	88
Newmont Mining, 5.875%, 4/1/35	25	25
Noranda, 6.20%, 6/15/35	25	24
		137
Miscellaneous Consumer Products 0.4%
Fortune Brands, 5.125%, 1/15/11	30	30
Procter & Gamble, 4.95%, 8/15/14	100	99
		129
Oil Field Services 0.3%
Baker Hughes, 6.875%, 1/15/29	40	47
Halliburton, 5.50%, 10/15/10	60	61
		108
Petroleum 0.7%
Amerada Hess, 7.875%, 10/1/29	20	25
ConocoPhillips, 5.90%, 10/15/32	35	37
Devon Financing, 6.875%, 9/30/11	55	59
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (1)	50	52
Petro Canada, 5.95%, 5/15/35	45	46
		219
Railroads 0.1%
Canadian National Railway, 6.25%, 8/1/34	40	44
		44
Real Estate Investment Trust Securities 0.8%
Archstone-Smith Operating Trust, 5.25%, 5/1/15	45	44
Developers Diversified Realty, 3.875%, 1/30/09	40	38
iStar Financial, 5.125%, 4/1/11	25	25
Simon Property Group, 3.75%, 1/30/09	95	91
Weigarten Realty Investments, 4.857%, 1/15/14	75	72
		270
Restaurants 0.2%
Yum! Brands, 7.70%, 7/1/12	60	66
		66
Retail 0.1%
Wal-Mart, 5.25%, 9/1/35	45	43
		43
Services 0.2%
Hertz, 8.875%, 1/1/14 (1)	50	52
		52
Supermarkets 0.2%
Kroger, 8.05%, 2/1/10	55	60
		60
Telecommunications 0.3%
Telus, 8.00%, 6/1/11	75	84
		84
Telephones 0.7%
SBC Communications, 5.10%, 9/15/14	40	39
SBC Communications, 5.30%, 11/15/10	30	30
Telecom Italia Capital, 5.25%, 11/15/13	60	58
Telefonos de Mexico, 5.50%, 1/27/15	20	20
Verizon Global Funding, 7.75%, 12/1/30	75	87
		234
Transportation Services 0.2%
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	65	64
		64
Wireless Communications 0.7%
America Movil, 6.375%, 3/1/35	35	35
AT&T Wireless, 8.75%, 3/1/31	60	80
Nextel Communications, 6.875%, 10/31/13	30	31
Sprint Capital, 6.875%, 11/15/28	70	77
		223
Wireline Communications 0.2%
Telefonica Europe, 7.75%, 9/15/10	45	49
		49
Total Corporate Bonds (Cost $7,037)		6,889
ASSET-BACKED SECURITIES 4.6%
Auto-Backed 0.8%
Capital Auto Receivables Asset Trust, Series 2006-1, Class
B 5.26%, 10/15/10	60	60
Chase Manhattan Auto Owner Trust, Series 2003-A, Class
A4 2.06%, 12/15/09	146	142
Onyx Acceptance Grantor Trust, Series 2003-A, Class A4
3.04%, 11/15/09	57	57
		259
Credit Card-Backed 1.8%
Bank One Issuance Trust, Series 2002-A3, Class A3
3.59%, 5/15/10	150	147
Capital One Multi-Asset Execution Trust, Series 2004-A8
Class A8, 4.70%, 8/15/14 (2)	225	226
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%,
3/15/13	75	74
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%, 3/10/11	150	153
		600
Equipment Lease Small 0.3%
GE Equipment Small Ticket, Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	100	98
		98
Home Equity Loans-Backed 1.1%
Countrywide Asset-Backed Certification, Series 2005-10
Class AF6, 4.915%, 9/25/35	150	144
Credit-Based Asset Services & Securitization, Series 2005-
CB5 Class AF2, 4.831%, 8/25/35 (2)	140	138
New Century Home Equity Loan Trust, Series 2005-A, Class
A6 4.954%, 8/25/35 (2)	60	58
New Century Home Equity Loan Trust, Series 2005-A, Class
M2 5.344%, 8/25/35 (2)	25	24
		364
Stranded Asset 0.6%
PSE&G Transition Funding, Series 2001-1, Class A6
6.61%, 6/15/15	175	190
		190

Total Asset-Backed Securities (Cost $1,541)		1,511

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.8%
Commercial Mortgage-Backed Securities 7.0%
Banc of America Commercial Mortgage, Series 2003-1,
Class A2 CMO, 4.648%, 9/11/36	75	72
Banc of America Commercial Mortgage, Series 2004-6,
Class A1 CMO, 3.801%, 12/10/42	12	12
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41	9	9
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41	151	146
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO, 5.085%, 12/11/40	246	245
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	65	62
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	75	73
Bear Stearns Commercial Mortgage Securities, Series 2005-
T18 Class A1, CMO, 4.274%, 2/13/42	89	87
Bear Stearns Commercial Mortgage Securities, Series 2005-
T20 Class A1, CMO, 4.94%, 10/12/42	96	96
Citigroup Commercial Mortgage Trust, Series 2004-C2,
Class A1 CMO, 3.787%, 10/15/41	144	140
Citigroup/Deutsche Bank Commerical Mortgage, Series
2005-C1 Class AJ, CMO, 5.224%, 9/15/20	75	75
Commercial Mortgage, Series 2005-LP5, Class A1, PTC,
CMO 4.235%, 5/10/43	87	85
Credit Suisse First Boston, Series 2005-C1, Class A2, CMO
4.609%, 2/15/38	150	147
GE Capital Commercial Mortgage, Series 2005-C4, Class A1
CMO, 5.082%, 11/10/45	98	98
Greenwich Capital Commercial Funding, Series 2005-GG3
Class AAB, CMO, 4.619%, 8/10/42 (2)	50	48
JP Morgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35	143	145
JP Morgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	75	78
JP Morgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, 4.824%, 10/15/42 (2)	200	195
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class
A1 CMO, 3.636%, 11/15/27	146	141
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class
A4 CMO, 4.742%, 2/15/30	150	145
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class
A4 CMO, 5.156%, 2/15/31	150	149
Morgan Stanley Dean Witter, Series 2002-TOP7, Class A1,
CMO 5.38%, 1/15/39	42	42
		2,290
Whole Loans-Backed 0.8%
Bank of America Mortgage Securities, Series 2005-J, Class
2A1 CMO, 5.111%, 11/25/35 (2)	112	110
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 2A1
4.70%, 8/27/35 (2)	150	147
		257

Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,600)		2,547

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 31.1%
U.S. Government Agency Obligations ±29.2%
Federal Home Loan Mortgage
4.50%, 9/1/35	250	235
5.00%, 8/1/35 - 11/1/35	401	388
5.50%, 3/1/18 - 12/1/18	315	317
6.00%, 4/1/13	816	829
6.50%, 3/1/32 - 2/1/36	798	818
Federal Home Loan Mortgage, ARM
4.546%, 9/1/35	174	168
4.717%, 8/1/35	220	214
4.857%, 11/1/34	60	58
5.055%, 11/1/35	45	44
5.428%, 1/1/36	23	23
Federal Home Loan Mortgage
CMO, 5.00%, 9/15/27-11/15/27	285	280
Federal National Mortgage Assn.
4.50%, 4/1/19 - 9/1/34	993	963
5.00%, 7/1/35 - 10/1/35		467	454
5.50%, 1/1/17 - 1/1/35		2,494	2,482
6.00%, 9/19/19 - 1/1/36		1,218	1,231
6.50%, 7/1/32 - 12/1/32		256	264
Federal National Mortgage Assn., ARM
4.685%, 9/1/35		170	166
5.319%, 12/1/35		38	38
5.376%, 12/1/35		48	48
5.537%, 12/1/35		75	75
5.695%, 12/1/35		24	25
5.707%, 1/1/36		49	49
Federal National Mortgage Assn., CMO
4.00%, 5/25/16		275	267
5.50%, 5/25/27		128	128
			9,564
U.S. Government Obligations 1.9%
Government National Mortgage Assn.
4.50%, 2/20/35		49	47
5.50%, 12/15/33		180	180
Government National Mortgage Assn., CMO, 5.50%, 5/20/31		300	298
Government National Mortgage Assn., TBA, 6.00%, 1/1/33		114	116
			641

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $10,335)			10,205

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 26.3%
U.S. Government Agency Obligations ± 6.0%
Federal Home Loan Mortgage, 4.25%, 7/15/09		300	294
Federal Home Loan Mortgage, 5.125%, 7/15/12		405	408
Federal Home Loan Mortgage, 6.25%, 7/15/32		135	161
Federal National Mortgage Assn., 6.625%, 11/15/10		500	534
Federal National Mortgage Assn., 7.125%, 6/15/10		515	558
			1,955
U.S. Treasury Obligations 20.3%
U.S. Treasury Bonds,	5.375%, 2/15/31	260	289
U.S. Treasury Bonds,	6.00%, 2/15/26	110	129
U.S. Treasury Bonds,	6.125%, 8/15/29	425	513
U.S. Treasury Bonds,	6.25%, 8/15/23	185	219
U.S. Treasury Bonds,	6.375%, 8/15/27	10	12
U.S. Treasury Bonds,	7.625%, 2/15/25	155	211
U.S. Treasury Bonds, 8.50%, 2/15/20 (3)			435	602
U.S. Treasury Inflation-Indexed Bonds,		2.375%, 1/15/25	157	166
U.S. Treasury Inflation-Indexed Notes,		0.875%, 4/15/10	374	359
U.S. Treasury Inflation-Indexed Notes,		2.00%, 7/15/14	308	308
U.S. Treasury Inflation-Indexed Notes,		3.375%, 1/15/07	143	145
U.S. Treasury Inflation-Indexed Notes,		3.625%, 1/15/08	73	76
U.S. Treasury Notes,	3.375%, 11/15/08		1,405	1,359
U.S. Treasury Notes,	3.50%, 11/15/06		245	243
U.S. Treasury Notes,	3.50%, 2/15/10		660	633
U.S. Treasury Notes,	3.875%, 2/15/13		650	622
U.S. Treasury Notes,	4.125%, 5/15/15		5	5
U.S. Treasury Notes,	4.25%, 11/15/13		50	49
U.S. Treasury Notes,	4.25%, 11/15/14		25	24
U.S. Treasury Notes,	4.875%, 2/15/12		295	299
U.S. Treasury Notes,	5.00%, 8/15/11		400	408
				6,671

Total U.S. Government & Agency Obligations (Excluding Mortgage- Backed)
(Cost $8,735)				8,626

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 6.0%
Queensland Treasury Corp., 6.00%, 10/14/15 (AUD)			405	314
Republic of Argentina, 2.79%, 12/31/33 (ARS) (2)			200	86
Republic of Argentina, 4.278%, 8/3/12 (2)			100	82
Republic of Egypt, Zero Coupon, 1/30/07 (EGP)			465	76
Republic of Serbia, 3.75%, 11/1/24 (2)			160	148
Republic of South Africa, 6.50%, 6/2/14			40	43
Republic of Turkey, 15.00%, 2/10/10 (TRY)			215	179
Republic of Turkey, 20.00%, 10/17/07 (TRY)			370	309
United Mexican States, 6.375%, 1/16/13			70	74
United Mexican States, 8.00%, 12/19/13 (MXN)			6,925	667
Total Foreign Government Obligations & Municipalities (Cost $1,888)				1,978

MUNICIPAL SECURITIES 0.6%
Atlanta Airport, 5.00%, 1/1/33 (5)			55	57
California Public Works Board, 5.00%, 1/1/21			50	53
Clark County School Dist., GO, 5.00%, 6/15/18 (4)			30	32
District of Columbia, GO, 5.00%, 6/1/16 (4)			35	38
Total Municipal Securities (Cost $179)				180
OPTIONS PURCHASED 0.0%
U.S. Treasury Notes, Ten Year Futures
Put, 5/26/06 @ $106.00 (6)	9	2
Total Options Purchased (Cost $3)		2
DOMESTIC BOND MUTUAL FUNDS 2.0%
T. Rowe Price Institutional High Yield Fund, 7.37% (7)(8)	64	648
Total Domestic Bond Mutual Funds (Cost $680)		648
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 4.58% (8)(9)	333	333
Total Short-Term Investments (Cost $333)		333
Total Investments in Securities
100.4% of Net Assets (Cost $33,331)		$32,919

†	Denominated in U.S. dollars unless otherwise noted
±	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $539,000 and represents 1.6% of net assets.
(2)	Variable Rate; rate shown is effective rate at period-end
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2006.
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by Financial Security Assurance Inc.
(6)	Non-income producing
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
ARS	Argentine Peso
AUD	Australian Dollar
CMO	Collateralized Mortgage Obligation
CNY	Chinese Yen
EGP	Egyptian Pound
GO	General Obligation
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
TBA	To Be Announced purchase commitment; TBAs totaled $116,000 (0.4% of net assets) at period end; see Note 2.
TRY	Turkish Lira
USD	U.S. Dollar

Open Forward Currency Exchange Contracts at February 28, 2006 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank	3/14/06	USD	310	AUD	420	$(2)
JP Morgan Chase	3/17/06	USD	407	NZD	585	20
Morgan Stanley	3/17/06	USD	400	NZD	585	12
JP Morgan Chase	3/30/06	USD	292	MXN	3,070	(1)
Credit Suisse	6/6/06	CNY	5,000	USD	633	(1)
JP Morgan Chase	9/1/06	MYR	2,260	USD	610	3
JP Morgan Chase	9/1/06	USD	605	MYR	2,260	(8)

Net unrealized gain (loss) on open
forward currency exchange contracts						$23

Open Futures Contracts at February 28, 2006 were as follows:
($ 000s)
					Contract	Unrealized
			Expiration		Value	Gain (Loss)
Short, 7 U.S. Treasury ten year contracts
$15 par of 8.50% U.S. Treasury Bond
pledged as initial margin			3/06		$756	$8
Net payments (receipts) of variation
margin to date						(10)
Variation margin receivable (payable)
on open futures contracts						$(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONALCORE PLUSFUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $33,331,000. Net unrealized loss aggregated $381,000 at period-end, of which $179,000 related to appreciated investments and $560,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $30,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $333,000 and $1,269,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Institutional Core Plus Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2006, purchases and sales of High Yield Fund were $353,000 and $0, respectively. Investment income during the period was $35,000. At February 28, 2006 and May 31, 2005, the value of shares of High Yield Fund held were $648,000 and $314,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006